SCHEDULE OF FINANCIAL INFORMATION FOR THE SIGNIFICANT SUBSIDIARIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Current assets	$ 141,549		$ 366,020	$ 1,632,290
Current liabilities	(3,262,809)		(2,854,360)	(76,474)
Net (loss) income	$ 998,238	$ (462,567)
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets			115,419,309	102,513,388
Current liabilities			(166,864,662)	(131,572,066)
Revenue			55,500,917	57,501,370
Net (loss) income			(16,678,135)	(14,849,199)
Subsidiaries [Member] | Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Current assets			138,666,772	108,129,821
Non-current assets			7,578,365	9,223,582
Current liabilities			(121,931,207)	89,952,880
Non-current liabilities			(3,156,719)	1,320,025
Revenue			60,052,470	61,128,972
Net (loss) income			$ (2,550,363)	$ (137,004)